COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated April 21, 2009 to the

following Classes A, B, C and R Shares Prospectuses, as applicable

Columbia Balanced Fund

Columbia Cash Reserves

Columbia Conservative High Yield Fund

Columbia Federal Securities Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Real Estate Equity Fund

Columbia Small Cap Growth Fund I

Columbia Strategic Investor Fund

Columbia Technology Fund

Supplement to the Prospectuses dated January 1, 2009

Columbia Asset Allocation Fund

Columbia Contrarian Core Fund

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Growth Fund

Columbia Liberty Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated

February 1, 2009

Columbia Tax-Exempt Fund

Supplement to the Prospectus dated April 1, 2009

Columbia Intermediate Municipal Bond Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New York Tax-Exempt Fund

Supplement to the Prospectuses dated March 1, 2009

Columbia Asset Allocation Fund II

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Growth Portfolio

Columbia Convertible Securities Fund

Columbia Global Value Fund

Columbia International Value Fund

Columbia Large Cap Index Fund

Columbia Large Cap Core Fund

Columbia Large Cap Value Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Value Fund II

Supplement to the Prospectuses dated July 1, 2008

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Columbia Masters Global Equity Portfolio

Columbia Masters Heritage Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia World Equity Fund

Supplement to the Prospectuses dated August 1, 2008

Columbia Core Bond Fund

Supplement to the Prospectus dated

September 1, 2008

Columbia High Yield Opportunity Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated October 1, 2008

Columbia High Yield Municipal Fund

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated

November 1, 2008

(Each a “Fund” and together the “Funds”)

Effective on or about June 22, 2009 (the “Closing Date”), the Funds will no longer accept investments in Class B shares from new or existing investors, except from existing investors through Qualifying Transactions (as defined below). Shareholders with investments in Class B shares as of the Closing Date may continue to hold such shares until they convert to Class A shares. All Class B share characteristics, including the Rule 12b-1 distribution and service fees, contingent deferred sales charge (CDSC) schedule and conversion feature, remain unchanged.

On and after the Closing Date, the Funds will only offer Class B shares to existing investors and only through the following two types of transactions (collectively, “Qualifying Transactions”):

1.	Dividends and/or capital gain distributions may continue to be reinvested in Class B shares of the same Fund.

2.	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares.

Any initial purchase request for a Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Except for Qualifying Transactions and as described in the following paragraph, on and after the Closing Date, a Fund will treat any additional purchase requests for the Fund’s Class B shares by an existing Class B shareholder, including those made through an active systematic investment plan or payroll deduction plan, to be purchase requests for Class A shares, without regard to the normal investment minimum for Class A shares. These investments will be subject to any applicable sales load for Class A shares. As described in a Fund’s prospectus, for purposes of determining the applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class B share account. See the section within a Fund’s prospectus entitled Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information. Investors should also consult their financial advisors for more information regarding Class A shares of the Fund.

Additional purchase requests for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s financial intermediary through the National Securities Clearing Corporation (the “NSCC”), will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in a Fund by purchasing a share class of the Fund other than Class B shares.

In addition, dividend and/or capital gain distributions on Class B shares of a Columbia Fund will no longer be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Columbia Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Accordingly, effective on the Closing Date, the Classes A, B, C and R shares prospectuses, as applicable, of the Funds are hereby supplemented by eliminating all references to the ability to purchase Class B shares of the Funds, except by existing investors and only through Qualifying Transactions. Such prospectuses are also supplemented to include the reference to the waiver of the investment minimum requirements for Class A shares under the circumstances described above.

Shareholders should retain this Supplement for future reference.

INT-47/10011-0309